ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Operating Partnerships Valuation Allowance LineItems [Line Items]
Operating Partnerships Valuation Allowance	$ 166,257	$ 172,379
Series Seven [Member]
Operating Partnerships Valuation Allowance LineItems [Line Items]
Operating Partnerships Valuation Allowance	0	0
Series Nine [Member]
Operating Partnerships Valuation Allowance LineItems [Line Items]
Operating Partnerships Valuation Allowance	13,983	13,983
Series Ten [Member]
Operating Partnerships Valuation Allowance LineItems [Line Items]
Operating Partnerships Valuation Allowance	5,443	5,443
Series Eleven [Member]
Operating Partnerships Valuation Allowance LineItems [Line Items]
Operating Partnerships Valuation Allowance	72,890	72,890
Series Twelve [Member]
Operating Partnerships Valuation Allowance LineItems [Line Items]
Operating Partnerships Valuation Allowance	70,546	70,546
Series Fourteen [Member]
Operating Partnerships Valuation Allowance LineItems [Line Items]
Operating Partnerships Valuation Allowance	$ 3,395	$ 9,517